Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DBP Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial (gains) losses	$ (1)	$ 4
Past service credits/plan amendments	0	0
Foreign currency translation	0	(1)
Income tax recovery	0	(1)
Total recognized in comprehensive income	(1)	2
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial (gains) losses	(142)	78
Amortization of actuarial gains	1	9
Amortization of past service credits	1	2
Foreign currency translation	(2)	(1)
Regulatory adjustments	23	(5)
Total recognized in regulatory (liabilities) assets	(119)	83
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial (gains) losses	(1)	1
Past service credits/plan amendments	0	(1)
Foreign currency translation	0	0
Income tax recovery	0	0
Total recognized in comprehensive income	(1)	0
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial (gains) losses	(72)	(40)
Amortization of actuarial gains	16	18
Amortization of past service credits	1	1
Foreign currency translation	(12)	2
Regulatory adjustments	2	(5)
Total recognized in regulatory (liabilities) assets	$ (65)	$ (24)